INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	For the six months ended	For the six months ended
	June 30,	June 30,
	2020	2021
	RMB	RMB
Current tax	25,439	17,998
Deferred tax	(7,565)	—
Total	17,874	17,998

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax	376,177	245,397	42,758
Deferred tax	26,226	(419,994)	495,546
Total	402,403	(174,597)	538,322

Schedule of reconciliation of income tax expense at statutory tax rate to income tax expense

	For the six months ended	For the six months ended
	June 30,	June 30,
	2020	2021
	RMB	RMB
Income (loss) before income tax expenses	25,439	(167,335)
Statutory tax rate in the PRC	25%	25%
Income tax expense at statutory tax rate	(180,246)	(41,834)
Non‑deductible expenses(i)	11,901	1,260
Change in valuation allowance	96,202	(252,398)
Effect of tax holiday and preferential tax rate	31,734	301,815
Share‑based compensation expenses	51,752	8,729
Effect of different tax rates of subsidiaries operating in other jurisdictions	6,531	426
Income tax expense	17,874	17,998

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income (loss) before income tax expenses	2,418,729	(2,220,324)	(1,691,563)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	604,682	(555,081)	(422,891)
Non‑deductible expenses(i)	19,526	15,362	278,303
Change in valuation allowance	20,980	43,350	504,360
Effect of tax holiday and preferential tax rate	(375,632)	221,590	104,218
Share‑based compensation expenses	127,041	88,288	72,657
Effect of different tax rates of subsidiaries operating in other jurisdictions	5,806	11,894	1,675
Income tax expense	402,403	(174,597)	538,322

Schedule of non-deductible expenses

	For the six months ended	For the six months ended
	June 30,	June 30,
	2020	2021
	RMB	RMB
Non‑deductible expenses—excessive advertising fees	—	—
Other non‑deductible expenses	11,901	1,260
Total	11,901	1,260

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Non‑deductible expenses—excessive advertising fees	2,927	—	—
Other non‑deductible expenses	16,599	15,362	278,303
Total	19,526	15,362	278,303

Schedule of aggregate amount and per ordinary share effect of the tax holiday and preferential tax rate

	June 30,	June 30,
	2020	2021
	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(31,734)	(301,815)
The aggregate effect on basic and diluted net income per ordinary share:
—Basic	(0.16)	(3.01)
—Diluted	(0.16)	(3.01)

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	375,632	(221,590)	(104,218)
The aggregate effect on basic and diluted net income per ordinary share:
—Basic	2.31	(1.27)	(0.52)
—Diluted	2.02	(1.27)	(0.52)

Schedule of tax effects of temporary differences that gave rise to the deferred tax balances

	June 30,	June 30,
	2020	2021
	RMB	RMB
Deferred revenue	58,095	1,585
Accrued expenses	37,649	2,988
Allowance for doubtful accounts	305,435	11,374
Net operating loss carry forward	227,907	335,685
Excess advertising fee	81,923	—
Less: valuation allowance	(197,077)	(351,632)
Total deferred tax assets, net	513,932	—

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred revenue	36,834	104,750	11,786
Accrued expenses	55,110	105,475	106,404
Allowance for doubtful accounts	4,335	265,745	330,488
Net operating loss carry forward	44,379	80,485	142,722
Excess advertising fee	—	47,202	12,630
Less: valuation allowance	(56,320)	(99,670)	(604,030)
Total deferred tax assets, net	84,338	503,987	—

Schedule of movements of valuation allowance

	2020	2021
	RMB	RMB
Balance at beginning of year	99,670	604,030
Additions	97,407	—
Reversal	—	(252,398)
Balance at June 30,2020 and 2021	197,077	351,632

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	35,340	56,320	99,670
Additions	34,459	56,132	504,360
Reversal	(13,479)	(12,782)	—
Balance at end of year	56,320	99,670	604,030

Schedule of deferred tax liabilities

	June 30,	June 30,
	2020	2021
	RMB	RMB
Intangible asset from acquisition	13,227	8,504
Total deferred liabilities	13,227	8,504

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Deferred tax liabilities:
Intangible asset from acquisition	9,003	15,354	9,280
Contract assets	—	1,861	—
Total deferred liabilities	9,003	17,215	9,280